Leases (Maturities of Operating Lease Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Operating Leases
2020		$ 3,425
2021		3,235
2022		3,092
2023		3,026
2024		3,026
Thereafter		204,869
Total future minimum lease payments		220,673
Less: interest		(167,403)
Present value of lease liabilities	$ 45,747	$ 53,270